Thai Floods	12 Months Ended
Mar. 31, 2016
Extraordinary and Unusual Items [Abstract]
Thai Floods
18.	Thai Floods

In October 2011, certain of Sony’s Thailand subsidiaries temporarily closed operations due to significant floods (the “Floods”). The Floods caused significant damage to certain fixed assets including buildings, machinery and equipment as well as inventories in manufacturing sites and warehouses located in Thailand. In addition, the Floods impacted the operations of certain Sony subsidiaries in Japan and other countries.

Sony has insurance policies which cover certain damage directly caused by the Floods for Sony Corporation and certain of its subsidiaries, including manufacturing sites. The insurance policies cover the damage and costs associated with fixed assets, inventories and additional expenses including removal and cleaning costs and provide business interruption coverage, including lost profits.

Insurance recoveries were recognized as follows:

	Yen in millions
	Fiscal year ended March 31
	2014	2015	2016
Insurance recoveries for fixed assets, inventories and additional expenses	624	—	—
Insurance recoveries for business interruption	11,452	6,387	5,656

	12,076	6,387	5,656

The proceeds from insurance recoveries for fixed assets, inventories and additional expenses and for business interruption were included in investing activities and operating activities, respectively, in the consolidated statements of cash flows.